Adjusted EBITDA (Tables)	9 Months Ended
Sep. 30, 2024
Adjusted Ebitda
Schedule of reconciliation of adjusted EBITDA

	For the nine months ended September 30,
	2024	2023
	USD	USD

Profit for the period attributable to owners of the Company	239,411	851,336
Finance costs	6,586	5,439
Tax expenses	156,548	291,966
Depreciation of property, plant and equipment	7,686	4,375
Amortization of right-of-use assets	20,141	14,944
Other expenses*	228,413	-
Adjusted EBITDA	658,785	1,168,060

*	During the nine months ended September 30, 2024, the Group incurred one-off listing expenses totalling USD228,413 as part of the initial listing exercise. These expenses primarily include legal fees, advisory fees and audit fees associated with the preparation and execution of the listing.